Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of Income tax expense (benefit) attributable to income before income tax expense

Income tax expense (benefit) attributable to income before income tax expense for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	2012	2011	2010
Current	$593	230	612
Deferred	26	280	(304)

Total income tax expense	$619	510	308

Reported income tax expense

Reported income tax expense for the years ended December 31, 2012, 2011 and 2010 differed from the amounts computed by applying the U.S. Federal income tax rate of 34% to income before income tax expense as a result of the following:

	2012	2011	2010
Computed at statutory Federal tax rate	$665	535	338
Increase (reduction) in income tax expense resulting from:
Tax-exempt interest	(58)	(61)	(39)
Disallowance of interest expense	5	5	4
Other, net	7	31	5

Reported income tax expense	$619	510	308

Schedule of deferred tax assets and deferred tax liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Loans, principally due to allowance for loan losses	$753	957
Defined benefit plan valuation adjustments	1,012	868
Loans, due to unearned fees, net	16	19
Other	297	132

Total gross deferred tax assets	2,078	1,976

Deferred tax liabilities:
Bank premises and equipment, due to differences in depreciation	(196)	(223)
Accrued pension, due to actual pension contributions in excess of accrual for financial reporting purposes	(28)	(17)
Net unrealized gains on available-for-sale securities	(171)	(131)
Other	(184)	(184)

Total gross deferred tax liabilities	(579)	(555)

Net deferred tax asset, included in other assets	$1,499	1,421